SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 SGD ($) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 JPY (¥) shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2026 KRW (₩) shares	Jun. 30, 2026 GBP (£) shares	Dec. 31, 2025 shares
Ordinary shares, shares issued	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500
Ordinary shares, shares outstanding	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500
HomesToLife International Pte. Ltd. (“HIPL”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	20,001	20,001	20,001	20,001	20,001	20,001	20,001
Ordinary shares, shares outstanding	20,001	20,001	20,001	20,001	20,001	20,001	20,001
Ordinary shares, value	$ 20,000	$ 1
HomesToLife Pte. Ltd. (“HTL SG”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000
Ordinary shares, shares outstanding	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000
Ordinary shares, value | $		$ 38,800,000
HTL Far East Pte. Ltd. (“HTL FE”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, value | $	$ 10,000
HTL Marketing Pte. Ltd. (“HTL Marketing”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, value | $	$ 10,000
New Century Furniture Pte. Ltd. (“NCFTP”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000
Ordinary shares, shares outstanding	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000
Ordinary shares, value | $	$ 1,310,000
HTL France SAS (“HTLF”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	298,960	298,960	298,960	298,960	298,960	298,960	298,960
Ordinary shares, shares outstanding	298,960	298,960	298,960	298,960	298,960	298,960	298,960
Ordinary shares, value | €			€ 298,960
HTL ANZ PTY LTD (“HTLA”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, value | $					$ 10,000
HTL Korea Co., Ltd. (“HTLK”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	291,080	291,080	291,080	291,080	291,080	291,080	291,080
Ordinary shares, shares outstanding	291,080	291,080	291,080	291,080	291,080	291,080	291,080
Ordinary shares, value | ₩						₩ 1,455,400,000
HTL Korea Co., Ltd. (“HTLK”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Ordinary shares, value | ¥				¥ 90,000,000
Terasoh Co., Ltd. (“TCL”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	160,000	160,000	160,000	160,000	160,000	160,000	160,000
Ordinary shares, shares outstanding	160,000	160,000	160,000	160,000	160,000	160,000	160,000
Ordinary shares, value | ¥				¥ 67,000,000
HTL Taiwan Holding Pte. Ltd. (“HTLTW”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	1	1	1	1	1	1	1
Ordinary shares, shares outstanding	1	1	1	1	1	1	1
Ordinary shares, value | $		$ 1
HTL (UK) Limited (“HTLUK”) [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ordinary shares, shares issued	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000
Ordinary shares, shares outstanding	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000
Ordinary shares, value | £							£ 3,050,000